Debt - ECAPS Subordinated Notes (Details) - Subordinated	1 Months Ended
Dec. 31, 2005 USD ($)
ECAPS Subordinated Notes
Debt Instrument [Line Items]
Number of tranches	2
Face amount	$ 1,000,000,000
ECAPS Subordinated Notes | SOFR
Debt Instrument [Line Items]
Debt, floating reference rate, duration	3 months
ECAPS Subordinated Notes | Ten Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration	10 years
ECAPS Subordinated Notes | Thirty Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration	30 years
ECAPS Subordinated Debt $400 Million Tranche
Debt Instrument [Line Items]
Face amount	$ 400,000,000
Spread over reference rate	1.80%
ECAPS Subordinated Debt $600 Million Tranche
Debt Instrument [Line Items]
Face amount	$ 600,000,000
Spread over reference rate	1.55%